Critical Accounting Estimates And Judgments - Additional Information (Details) - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Accounting Estimates [Line Items]
Deferred income tax assets	SFr 24,000
Unused Tax Losses
Disclosure Of Changes In Accounting Estimates [Line Items]
Deferred income tax assets	SFr 0	SFr 0	SFr 0